PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 7,346	$ 5,002
Hedging transaction assets	1,654	802
Government authorities	1,720	1,162
Deferred commissions	3,079	1,014
Other current assets	1,513	426
Prepaid expenses and other current assets	$ 15,312	$ 8,406